Revenue (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Summary of revenue from transfer of goods and services

The Company derives revenue from the transfer of goods at a point in time in the following categories:

	Three months ended
	March 31,
	2025	2024
	$	$
Active ingredients	1,387	2,057
Pharmaceutical	113	-
	1,500	2,057

Summary of deferred revenue

The following table provides a summary of deferred revenue balances:

	March 31, 2025
	Current	Non-current	Total
	$	$	$
Pharmanovia	117	889	1,003
NK Meditech	5	41	46
	122	930	1,049

	December 31, 2024
	Current	Non-current	Total
	$	$	$
Pharmanovia	115	875	990
NK Meditech	5	39	44
	120	914	1,034